Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating activities
Unrealized foreign exchange losses (gains)	$ 23.0	$ (21.0)
(Gains) losses on derivatives	(29.0)	25.0
Share-based compensation expense (Note 20)	2.0	0.0
Losses on sale of mineral properties, plant and equipment	0.0	1.0
Adjustments for non-cash statement of earnings items	(4.0)	5.0
Changes in non-cash operating working capital items:
Trade and other receivables	(82.0)	(61.0)
Inventories	(10.0)	(68.0)
Prepaid expenses	4.0	(19.0)
Accounts payable and accrued liabilities	49.0	48.0
Legal provisions	10.0	(3.0)
Changes in non-cash working capital	(29.0)	(103.0)
Cash and Cash Equivalents
Cash in banks	1,143.0	863.0
Short maturity investments	72.0	0.0
Cash and cash equivalents	$ 1,215.0	$ 863.0	$ 400.0